Basis Of Presentation And Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies

2.            Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The accompanying condensed consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, and variable interest entities where RAAM Global is the primary beneficiary (accounted for as noncontrolling interest).  Intercompany accounts and transactions have been eliminated in consolidation.  The accompanying interim Condensed Consolidated Financial Statements are unaudited; however, in the opinion of the Company’s management, all adjustments necessary for a fair statement of the Company’s interim financial results have been included. These adjustments were of a normal recurring nature. The results for the interim periods are not necessarily indicative of results to be expected for any other interim period or for the entire year.

The Condensed Consolidated Balance Sheets as of December 31, 2012 were derived from audited financial statements, but do not include all disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”). Certain notes and other information have been condensed or omitted from the interim financial statements presented in this quarterly report. Therefore, these financial statements and notes should be read in conjunction with the Company’s audited annual consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2012.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company’s most significant financial estimates are based on remaining proved oil and gas reserves.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $1.6 million and $1.2 million for the three months ended June 30, 2013 and 2012, respectively, and $3.1 million and $2.3 million for the six months ended June 30, 2013 and 2012, respectively.  The Company capitalized interest of $0.4 million and $4.3 million during the three months ended June 30, 2013 and 2012, respectively, related to significant active properties not subject to amortization.  The Company capitalized interest of $0.8 million and $4.9 million during the six months ended June 30, 2013 and 2012, respectively, related to significant active properties not subject to amortization.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (“DD&A”) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $58.1 million and $81.3 million at June 30, 2013 and December 31, 2012, respectively. The Company believes that the unevaluated properties at June 30, 2013 will be substantially evaluated during the remainder of 2013, 2014 and 2015, and the costs will begin to be amortized at that time.

Each quarter, we review the carrying value of our capitalized oil and gas properties under the full cost accounting guidance of the SEC.  This review is referred to as a “ceiling test.” Capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount equal to the sum of the estimated present value of future net cash flows from proved reserves discounted at 10%, less estimated future expenditures to be incurred in developing and producing the proved reserves based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  To calculate estimated future net revenues, current prices are calculated using the average of the first-day-of-the-month price for the trailing 12-month period.  These prices are used except where different prices are fixed and determinable through contractual arrangements.

At June 30, 2013, the Company’s ceiling test computation did not result in a write-down and was based on twelve-month average prices of $88.13 per barrel of oil plus adjustments by lease for quality, transportation fees, and regional price differentials and $3.44 per MMBtu of natural gas plus adjustments by lease for energy content, transportation fees, and regional price differentials.  For 2012, the Company’s ceiling test computation resulted in a $37.0 million write-down and was based on twelve-month average prices of $91.21 per barrel of oil, plus adjustments and $2.76 per MMBtu of natural gas, plus adjustments.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

During the first quarter of 2013, the Company sold a 50% working interest in undeveloped acreage onshore Texas to an unrelated third party for $17.3 million. The Company will also receive a $17.3 million net carry from this unrelated third party.  The sale was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the fourth quarter of 2012, the Company sold approximately 40,000 acres in Oklahoma to a former joint venture partner. The sales price was approximately $10.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the third quarter of 2012, the Company sold approximately 15,000 net acres in oil, gas and/or mineral leases and a total of approximately 56,000 net acres, which includes options in oil, gas and/or mineral leases, located in Texas and Louisiana and a well and related equipment located in Louisiana, along with all of our contracts and agreements related to this property to an unrelated third party.  The sales price was approximately $14.0 million and was recorded as a reduction to net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the second quarter of 2012, the Company sold a wellbore and production facility in Louisiana state waters to an unrelated third party.  The sales price was approximately $2.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. See Note 9 for further information.

Derivative Activities

The Company’s revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in derivative activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.

The Company recognizes its derivative instruments on the balance sheet as either assets or liabilities measured at fair value with such amounts classified as current or long-term based on anticipated settlement dates.  The Company has not designated its derivative instruments as cash flow hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains (losses) on derivatives, net in the accompanying condensed consolidated statements of operations.  All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains (losses) on derivatives, net in the accompanying condensed consolidated statements of operations.  See Note 5, Commodity Derivative Instruments and Derivative Activities included elsewhere in this quarterly report for further details on the unrealized changes in fair value between periods and the realized cash settlements received or paid in each reporting period.

Asset Retirement Obligations

In accordance with the provisions of Financial Accounting Standards Board (“FASB”) guidance related to accounting for asset retirement obligations (“ARO”) and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The Company reassesses its ARO on a quarterly basis and records necessary increases or decreases as changes in estimates in the respective quarter.  The Company evaluates whether there are any indicators that suggest that the expected cash flows underlying the ARO liability have changed materially.

The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense in Depreciation, depletion and amortization on the accompanying condensed consolidated statements of operations.

The change in the Company’s asset retirement obligations is set forth below:

In thousands
Balance of ARO as of January 1, 2013	$39,373
Accretion expense	679
Additions	2,313
Settlement of ARO	(1,472)
Changes in ARO estimate	(1,388)
Balance of ARO as of June 30, 2013	$39,505

 Operating Segments

The Company operates in one business segment – the exploration, development and sale of oil and gas.

New Accounting Pronouncements

On January 1, 2013 the Company adopted Accounting Standards Update (“ASU”) 2011-11, “Disclosures About Offsetting Assets and Liabilities,” (“ASU 2011-11”) which requires enhanced disclosure information about offsetting and related arrangements to enable users of the Company’s consolidated financial statements to understand the effect of these arrangements on its financial position. The Company included appropriate disclosures pursuant to ASU 2011-11 with respect to its derivative transactions, which are the only financial instruments impacted by this new disclosure requirement. The adoption of ASU 2011-11 did not result in any change to the Company's financial position and only affected disclosures included in Note 3 of the Company's condensed consolidated financial statements.

2.            Significant Accounting Policies

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements are presented on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles. The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, and variable interest entities where RAAM Global is the primary beneficiary. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company’s most significant financial estimates are based on remaining proved oil and gas reserves.

Financial Instruments

The Company considers all highly liquid financial instruments with an original maturity of three months or less to be cash equivalents.

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $4.9 million, $5.2 million and $4.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.  The Company capitalized interest of $6.8 million, $7.0 million and $0.7 million during the years ended December 31, 2012, 2011 and 2010, respectively, related to significant properties not subject to amortization.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (DD&A) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $81.3 million and $111.6 million at December 31, 2012 and December 31, 2011, respectively.  The Company believes that the unevaluated properties at December 31, 2012 will be substantially evaluated during 2013, 2014 and 2015, and the costs will begin to be amortized at that time.

Each quarter, we review the carrying value of our capitalized oil and gas properties under the full cost accounting guidance of the SEC.  This review is referred to as a “ceiling test.”  Capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount equal to the sum of the estimated present value of future net cash flows from proved reserves discounted at 10%, less estimated future expenditures to be incurred in developing and producing the proved reserves based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  To calculate estimated future net revenues, current prices are calculated using the average of the first-day-of-the-month price for the trailing 12-month period.  These prices are used except where different prices are fixed and determinable through contractual arrangements.  Details specific to the Company’s ceiling tests for the periods presented in the accompanying consolidated financial statements are discussed in Note 5, Property, Plant and Equipment and Asset Retirement Obligations.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. See Note 13, Related-party Transactions, for further information.

Other Capitalized Assets

Buildings and improvements, office equipment, software, furniture, fixtures, and leased equipment are depreciated over their estimated useful lives (2 - 32 years) using the straight-line method.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Derivative Activities

The Company’s revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in derivative activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.

The Company recognizes its derivative instruments on the balance sheet as either assets or liabilities measured at fair value with such amounts classified as current or long-term based on anticipated settlement dates.  The Company has not designated its derivative instruments as hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.  All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.  See Note 6, Commodity Derivative Instruments and Derivative Activities for further details on the unrealized changes in fair value between periods and the realized cash settlements received or paid.

Income Taxes

The Company follows Financial Accounting Standards Board (“FASB”) guidance on accounting for income taxes. The asset and liability method prescribed by this guidance requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax bases and financial reporting bases of assets and liabilities.  Interest and penalties on tax payments are recorded as a component of the income tax provision.

Revenue Recognition and Taxes Paid to Governmental Authorities

The Company recognizes natural gas and oil sales from its interests in producing wells under the sales method of accounting. Under the sales method, the Company recognizes revenues based on the amount of natural gas or oil sold to purchasers, which may differ from the amounts to which the Company is entitled, based on its interest in the properties. Gas balancing obligations as of December 31, 2012, 2011 and 2010 were not significant.  Severance taxes paid to governments were $9.3 million, $10.3 million and $5.7 million for 2012, 2011 and 2010, respectively, and were recorded in Production taxes in the accompanying consolidated statements of operations.

Accounting for Accounts and Revenues Receivable

The Company records receivables due within one year at the outstanding value, adjusted for the allowance for doubtful accounts.  Accounts receivable is made up of joint interest billings (“JIB”) to partners for well expenses incurred prior to year-end that remain unpaid at the balance sheet date.  Revenues receivable is made up of amounts due from purchasers for oil and gas volumes sold prior to year-end that remain unpaid at the balance sheet date.  The company uses the aging of receivables to calculate the allowance for doubtful accounts.

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  The asset retirement cost recorded in oil and gas properties being amortized was $31.3 million and $21.5 million at December 31, 2012 and December 31, 2011, respectively.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying consolidated statement of operations.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Operating Segments

The Company operates in one business segment - the exploration, development and sale of oil and gas.

New Accounting Pronouncements

In June 2011, the FASB issued ASU Number 2011-05, amending Topic 220 – Comprehensive Income, which the Company adopted on January 1, 2012.  The ASU modifies alternative presentation standards, eliminating the option for disclosure of the elements of other comprehensive income within the statement of shareholder’s equity.  Adoption of this ASU by the Company did not have a material impact on the Company’s consolidated financial statements.  In December 2011, the FASB issued ASU Number 2011-12, which defers the effective date of amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU Number 2011-05.  This ASU supersedes certain pending paragraphs in ASU Number 2011-05.

In February 2013, the FASB issued ASU No. 2013-02, amending Topic 220 – Comprehensive Income.  ASU 2013-02 requires an entity to provide information in one location about amounts reclassified out of accumulated other comprehensive income by component and their corresponding effect on net income if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts not required to be reclassified to net income in their entirety, an entity is required to cross-reference to related footnote disclosures.  The amendments in ASU 2013-02 will be required in interim reporting periods and are effective prospectively for the Company in the first quarter of 2013.